EHRENKRANTZ TRUST

FINANCIAL STATEMENTS

FOR THE CALENDAR YEAR ENDING

DECEMBER 31, 2003

THE EHRENKRANTZ GROWTH FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

COMMON STOCKS- 96.18% Shares Value

COMMUNICATIONS-23.67%

Charter Communications, Inc. 28,000 $ 112,560

Nortel Networks, Inc. 40,000 169,200

Young Broadcasting, Inc. 4,400 88,176

369,936

ELECTRIC AND GAS-0.00%

Touch America Holdings, Inc. 20,000 240

ELECTRONICS-20.38%

Hughes Electronics Corp. 8,232 136,240

Sun Microsystems, Inc. 10,000 44,900

Vishay Intertechnology, Inc. 6,000 137,400

MANUFACTURING-13.35%

Corning, Inc. 20,000 208,600

PHARMACEUTICALS-27.14%

Bristol Myers Squibb Co 3,000 85,800

Ivax Corporation 5,000 119,400

Pfizer, Inc. 3,000 105,990

Schering Plough Corporation 5,000 86,950

Sirna Therapeutics, Inc. 5,000 26,000

424,140

RETAIL-11.64%

Walgreen Company 5,000 181,900

Total Common Stock (Cost $2,359,504). 1,503,356

PREFERRED STOCK - 1.78%

News Corp. (Cost $37,506) 27,890

The accompanying notes are an integral part of the financial statements.

Total value of investments (Cost $2,397,010) 1,531,246

Excess of cash and other assets over liabilities 31,569

NET ASSETS $ 1,562,815

============

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

ASSETS

Investments in securities, at value

(identified cost $2,397,010 (Note 1) $ 1,531,246

Cash and cash equivalents 38,530

Receivables:

Dividends and interest 884

Total Assets 1,570,660

LIABILITIES

Accrued expenses 7,845

Net Assets $ 1,562,815

===========

Net assets consist of:

Unrealized depreciation on investments $(865,764)

Accumulated net gain on investment

transactions 4,538

Undistributed net income (96,381)

Paid in Capital 2,520,422

Total $ 1,562,815

===========

Net Asset Value, Offering and Redemption Price

Per Share (354,958 shares of $1.00 par value

capital stock outstanding) $ 4.40

========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the year ending December 31, 2003

Investment Income:

Income

Dividends $ 8,791

Interest 2,599

Other Income 18,606

Investment income $ 29,996

Expenses:

Professional fees 35,928

Custodian fees 714

Shareholder servicing and

Fund accounting fees 30,347

Shareholder meeting expense 250

Bond expense 2,875

70,114

Net investment income (40,118)

Net Realized and Unrealized Gains and

Losses on Investments: (Note 2)

Realized gains from investment trans-

actions during the period 0

Increase in unrealized depreciation of

investments during current

period 609,368

Net realized and unrealized gain 609,368

Net Increase in Net Assets Resulting from

Operations $569,250

==========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

12/31/03 12/31/02

Increase (Decrease) in Net Assets

from Operations

Net investment income $(40,118) $(68,090)

Net realized gain/loss on

investment transactions 0 26,989

Net change in unrealized

appreciation on investments 609,368 (809,857)

Increase/(decrease) in net assets

resulting from operations 569,250 (850,958)

Distributions to shareholders:

Net investment income 0 0

Net realized gain on investments 0 0

CAPITAL SHARE TRANSACTIONS (Note 4):

Increase (decrease) in net assets

resulting from capital share

transactions (1,159,883) (793,281)

Total increase (decrease) in

net assets (590,633) 1,644,239

NET ASSETS

Beginning of Period 2,153,448 3,797,687

End of Period (including

undistributed net investment

and operating income of

$(91,843) and $(51,725)

respectively $ 1,562,815 $ 2,153,448

=========== ===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations.

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

Investment advisory agreement (continued):

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

Unrealized appreciation at

December 31, 2003 $ 48,570

Unrealized depreciation at

December 31, 2003 (914,334)

Net depreciation $ (865,764)

During the year ended December 31, 2003, the Fund did not purchase or sell securities, excluding short-term investments.

5. Trust Shares.

Transactions in trust shares were as follows:

Year Ended Year Ended

12/31/03 12/31/02

Shares Amount Shares Amount

Shares sold 0 0 213 $ 800

Shares issued from

investment of

dividends 0 0 0 0

Shares repurchased (393,626) (1,159,883) (226,398) (794,081)

Net Change (393,626) (1,159,883) (226,185) $(793,281)

========== =========== ========= ==========

Shares outstanding:

Beginning of year 748,584 974,769

End of period 354,958 748,584

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

Year Ended_________________________________________

2003 2002 2001 2000 1999

Net asset value,

beginning of year $ 2.88 $ 3.90 $4.46 $6.26 $5.27

Income (loss) for

investment Operations:

Net investment

income (loss) (0.07) (0.08) 0.01 0.06 (0.04)

Net gains(losses)

on securities

(both realized and

unrealized) 1.59 (0.94) (0.57) 0.06 1.27

Total investment

operations 1.52 (1.02) (0.56) 0.12 1.23

Less distributions:

Dividends (from net

investment income) - - - 0.08 -

Distributions (from

capital gains) - - - 1.84 0.24

Return of capital - - - - -

Total dividends and

distributions (0.00) (0.00) (0.00) (1.92) (0.24)

Net asset value,

end of year $ 4.40 $ 2.88 $3.90 $4.46 $6.26

====================================================================

Total return 52.8% (26.2)% (12.6)% 1.9% 23.4%

Net assets,

End of Period(in

thousands) 1,563 2,153 3,798 3,611 5,403

Ratio of expenses to

average net assets 3.8% 3.5% 2.9% 2.4% 2.7%

Ration of net income

(loss) to average net

assets (2.2)% (2.3)% 0.1% 1.4% (0.7)%

Portfolio turnover

rate 0.00 22.0% 147% 455% 70%

The accompanying notes are an integral part of the financial statements.

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

Ehrenkrantz Trust 10,093 11,708 12,160 13,185 13,805 17,037 17,361 15,174 11,198 17,111

S&P 500 11,108 14,897 18,152 24,254 30,607 34,277 30,815 27,549 21,461 27,123

Wilshire 5000 9,850 13,141 15,623 20,185 22,826 29,977 32,268 28,671 22,340 28,864

Assumes $10,000 invested on January 1, 1994 in each of (i) the Fund's stock; (ii) the S&P 500 Composite Stock index and (iii) the Wilshire 5000 Total Market Index.

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646301-870-3374Trustees and ShareholdersThe Ehrenkrantz TrustNew York, NY I have made an evaluation of the internal control structure of The

Ehrenkrantz Trust in effect at December 31, 2003 . My evaluation was conducted in accordance with standards established by the American Institute of Certified Public Accountants.

The management of the Ehrenkrantz Growth Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control procedures. The objectives of a system are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in accordance with accounting principles generally accepted in the United States of America.

Because of inherent limitations in any internal control structure,

errors or irregularities may occur and may not be detected. Also,

projection of any evaluation of the system to future periods is subject to the risk that procedures may become inadequate because of changes in conditions or that the degree of compliance with the procedures may deteriorate.

In my opinion, the internal control structure of The Ehrenkrantz

Growth Fund in effect at December 31, 2003, taken as a whole, was sufficient to meet the objectives stated above insofar as those objectives pertain to the prevention or detection of errors or irregularities in amounts that would be material in relation to the financial statements.

/s/ Roy G Hale

Roy G. Hale

Certified Public Accountant

February 20, 2004

La Plata, Maryland

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646

301-870-3374

INDEPENDENT AUDITOR'S REPORT

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Ehrenkrantz Trust, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplemental information. These financial statements and supplemental information are the responsibility of the Trust's management. My responsibility is to express an opinion on these financial statements and supplemental information based upon my audit.

I conducted my audit in accordance with auditing standards accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 2003 by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplemental information referred to above present fairly, in all material respects, the financial position of The Ehrenkrantz Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets, and the supplemental information, in conformity with accounting principles generally accepted in the United States of America.

/s/ Roy G. Hale

Roy G. Hale

Certified Public Accountant

La Plata, Maryland

February 20, 2004